Shareholder Report, Holdings (Details) - C000247942 [Member]	Mar. 31, 2025
Holcim AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Heineken Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Aon PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%